LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 5,791,388	¥ 4,939,011
Weighted average interest rates of long-term borrowings	5.53%	6.73%
Accounts receivable
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 974,536	¥ 743,031
Property and equipment, net
Loans and Borrowings
Assets to secure long-term loans and borrowings	2,629,904	2,918,670
Prepaid land use rights, net
Loans and Borrowings
Assets to secure long-term loans and borrowings	634,953	678,190
Operating lease ROU assets
Loans and Borrowings
Assets to secure long-term loans and borrowings	1,537,304	599,120
Other non-current assets
Loans and Borrowings
Assets to secure long-term loans and borrowings	14,691
VIEs | Borrowings guaranteed by GDS Holdings Limited
Loans and Borrowings
Secured long-term borrowings	1,060,250	1,348,355
VIEs | Accounts receivable
Loans and Borrowings
Assets pledged	70,945	66,969
VIEs | Property and equipment, net
Loans and Borrowings
Assets pledged	46,007	102,248
VIEs | Other non-current assets
Loans and Borrowings
Assets pledged	¥ 14,691	¥ 0